Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible assets
(14)	Intangible assets

Intangible assets as of December 31, 2017 and 2016 are follows:

	December 31, 2017	December 31, 2016

Routes	$36,503	$38,707
Trademarks	3,938	3,938
Software and webpages	70,927	61,804
Other intangible rights	3,937	435

Subtotal	115,305	104,884
Goodwill	311,274	308,034

Total Intangible Assets	$426,579	$412,918

The following is the detail of intangible assets as of December 31, 2017 and 2016:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others	Total
Cost:
December 31, 2015	$311,181	$52,481	$3,938	$99,034	$5,025	$471,659

Other Acquisitions – Internally developed	—	—	—	21,660	—	21,660
Disposals	—	—	—	—	(221)	(221)

December 31, 2016	$311,181	$52,481	$3,938	$120,694	$4,804	$493,098

Other Acquisitions – Internally developed	3,240	—	—	26,818	3,916	33,974

December 31, 2017	$314,421	$52,481	$3,938	$147,512	$8,720	$527,072

Accumulated Amortization and Impairment Losses:
December 31, 2015	(3,147)	(11,570)	—	(39,554)	(3,622)	(57,893)

Amortization for the year	—	(2,204)	—	(19,336)	(747)	(22,287)

December 31, 2016	$(3,147)	$(13,774)	$—	$(58,890)	$(4,369)	$(80,180)

Amortization for the year	—	(2,204)	—	(17,695)	(414)	(20,313)

December 31, 2017	$(3,147)	$(15,978)	$—	$(76,585)	$(4,783)	$(100,493)

Carrying Amounts:
December 31, 2015	$308,034	$40,911	$3,938	$59,480	$1,403	$413,766

December 31, 2016	$308,034	$38,707	$3,938	$61,804	$435	$412,918

December 31, 2017	$311,274	$36,503	$3,938	$70,927	$3,937	$426,579

14.1	Acquisitions during the period

SAI S.A.S
Consideration Transfered	$5,044
Plus: Non-Controlling Interests	504
Less: Fair Value of identificable net assets acquired	2,308

Goodwill arising on acquisition	$3,240

Servicios Aeroportuarios Integrados SAI S.A.S is a company dedicated to ground handling services for aircraft and passengers. Goodwill originated from the acquisition of SAI S.A.S., because the cost of the combination includes a control premium. The consideration paid for the combination effectively includes amounts in relation to the expected benefit of the synergies, revenue growth, future market development and integration of the workforce; these benefits are not recognized separately from goodwill because they do not meet the recognition criteria of identifiable intangible assets.

It is not expected that the goodwill generated from this acquisition will be deductible for tax purposes.

14.2 Goodwill and intangible assets with indefinite useful life

In order to verify the impairment of goodwill acquired through business combinations and other intangibles with indefinite useful life, these have been assigned to the following Cash Generating Units (CGU):

•	Aerolíneas Galápagos Aerogal, S.A. (“Aerogal”)

•	Grupo Taca Holdings Limited

•	Tampa Cargo S.A.S.

The carrying amount of goodwill and intangibles allocated to each of the CGUs:

	Aerogal		Grupo Taca Holdings Limited		Tampa Cargo S.A.S.
	2017	2016	2017	2016	2017	2016
Goodwill	$32,979	$32,979	$234,779	$234,779	$40,276	$40,276
Routes	—	15,244	—	—	23,463	23,463
Trademarks	—	—	—	—	3,938	3,938

The Company performed its annual impairment test in December 2017 and 2016. The Company considers the relationship between the value in use of the CGU and its book value, among other factors, when reviewing for indicators of impairment on the goodwill or any of its intangible assets. As of December 31, 2017 and 2016, the Company did not identify potential impairment of goodwill or intangible assets.

(1)	In 2014, following the acquisition of the voting rights and economic rights of Aerounion and consolidation of cargo operations, the Company reassessed its CGU structure. As a result, the Tampa and Aerounion CGUs that were previously evaluated separately were merged into a single CGU.

Aerogal CGU

The recoverable amount of Aerogal CGU, $231,008 as of December 31, 2017, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five–year period. The projected cash flows have been updated to reflect the estimated demand for services and costs to operate. The pre–tax discount rate applied to cash flow projections is 14.84% and cash flows beyond the five–year period are extrapolated using a 2.10% growth rate that is the same as the long–term average growth rate for Ecuador, where the Company has its base of operation. It was concluded that no impairment charge is necessary as the value in use exceeds book value.

Grupo Taca Holdings Limited CGU

The recoverable amount of Grupo Taca Holdings Limited CGU, $1,886,880 as of December 31, 2017, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five–year period. The projected cash flows have been updated to reflect the estimated demand for services and costs to operate. The pre–tax discount rate applied to cash flow projections is 14.61% and cash flows beyond the five–year period are extrapolated using a 2.70% growth rate that is the same as the long–term average growth rate for Latin America. It was concluded that no impairment charge is necessary as the value in use exceeds book value.

Tampa Cargo S.A.S. CGU

The recoverable amount of Tampa Cargo S.A.S. CGU, $772,027 as of December 31, 2017, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five–year period. The projected cash flows have been updated to reflect the estimated demand for services and costs to operate. The pre–tax discount rate applied to cash flow projections is 10.36% and cash flows beyond the five–year period are extrapolated using a 3.2% growth rate that is the same as the long–term average growth rate for Colombia, where the Company has its base of operation. It was concluded that no impairment charge is necessary as the value in use exceeds book value.

Assumptions

The calculation of value in use for the CGUs is most sensitive to the following assumptions:

•	Jet fuel price per gallon

•	Discount rates

•	Revenue growth

•	CAPEX expenditure

•	Growth rates used to extrapolate cash flows beyond the forecast period

•	Working capital

Jet fuel price per gallon – Estimates are obtained from published data relating to the specific commodity. Forecast figures are used if data is publicly available, otherwise past actual price movements are used as an indicator of future price movements.

Discount rates – Discount rates represent the current market assessment of the risks of the holding Company of each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The beta factors are evaluated annually based on publicly available market data.

Revenue growth – Management evaluates its estimates on passenger growth or cargo growth. Management expects the Company to have a stable growth over the forecast period.

CAPEX expenditure – Management estimates investment in CAPEX including aircraft, maintenance, and sale of assets, among others to estimate debt free cash flows.

Growth rate estimates – Rates are based on published forecasts for the regions or countries where the CGUs operate.

Working capital – Management evaluates the working capital needs of each CGU in accordance with its needs for investments to continue operations.